Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Cash flows from operating activities
Net income (loss)	$ 136,288	$ 37,111	$ (37,943)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization charges	64,723	62,857	58,005
Loss on disposal of property, plant and equipment	647	1,223	36
Deferred income tax (benefit) provision	(59,415)	7,458	8,058
Stock-based compensation expense	31,485	17,198	2,744
Amounts related to debt refinancing (See Note 23)	(4,664)
Amortization of debt issuance costs and original issue discount	5,761	10,066	9,828
Forgiveness of notes receivable from stockholders	32	87	604
Other changes in operating assets and liabilities (excluding amounts from acquisitions) (See Note 23)	26,870	21,179	(18,241)
Other, net	(3,315)	67	(231)
Net cash provided by operating activities	198,412	157,246	22,860
Cash flows used in investing activities
Purchases of property, plant and equipment	(38,392)	(35,861)	(21,006)
Net cash used in acquisitions, net of cash acquired	(62,319)	(72,483)
Proceeds from sale of property, plant and equipment	83	42	81
Net cash used in investing activities	(100,628)	(108,302)	(20,925)
Cash flows provided by (used in) financing activities
Borrowings on revolving line of credit	67,507	419,336	439,642
Repayments on revolving line of credit	(67,507)	(448,036)	(425,100)
Proceeds from issuance of long-term debt, net of debt issuance costs	1,683,970
Repayments on term loans and capital leases	(1,865,188)	(13,466)	(16,257)
Payments on other long-term liabilities	(11,477)
Proceeds from issuance of stock	216,451
Dividends paid	(22,163)
Redemption of stock	(1,940)	(963)
Net retirement (issuance) of stockholder notes receivable	2,498	(1,407)	(413)
Net cash provided by (used in) financing activities	2,151	(44,536)	(2,128)
Net increase (decrease) in cash and cash equivalents	99,935	4,408	(193)
Cash and cash equivalents, beginning of period	4,505	97	290
Cash and cash equivalents, end of period	$ 104,440	$ 4,505	$ 97